Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, £ in Thousands, XDR in Thousands, Tsh in Thousands, SFr in Thousands, P in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions, лв in Millions, RM in Millions, $ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XDR	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2024 BWP (P)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 PKR (₨)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XDR	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 RWF (FRw)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 BWP (P)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 PKR (₨)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XDR	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 RWF (FRw)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 TZS (Tsh)	Dec. 31, 2022 BWP (P)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 BGN (лв)
Disclosure of detailed information about financial instruments [line items]
Financial assets												₩ 15,315,773														₩ 15,486,942
Financial liabilities												₩ 18,809,013														₩ 19,611,825
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 139,459	XDR 254	¥ 10,032	€ 156	฿ 8,764	Tsh 21,868	P 664	₫ 222,914	$ 8,339		₨ 13,732		$ 139,807	XDR 254	¥ 17,496	€ 304	FRw 402	฿ 244	Tsh 21,958	P 680	₫ 380,629	$ 1,375	$ 1,685		₨ 114,025		$ 106,426	XDR 255	¥ 32,801	£ 30	€ 185	FRw 15,521	฿ 265	Tsh 1,464	P 183	$ 37	₫ 280,226	$ 448	RM 1	лв 62
Financial liabilities	$ 2,346,061	XDR 721	¥ 7	€ 7,814					$ 7	SFr 33			$ 2,271,673	XDR 722	¥ 400,002	€ 7,810								SFr 25			$ 2,336,607	XDR 722	¥ 400,002	£ 83	€ 7,832	FRw 13,025						$ 284,000